Investment Securities - Details of Short-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Beneficiary certificates [member]
Disclosure of financial assets [line items]
FVTPL	₩ 166,666	₩ 195,080